COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Monthly Honorarium	$ 252	$ 246	$ 283
Brazil Minerals [Member]
Cost sharing	$ 1,250